Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2018
Transactions and Balances with Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 16 - TRANSACTIONS AND BALANCES WITH RELATED PARTIES

“Related Parties” – As defined in IAS 24 – ‘Related Party Disclosures” (hereinafter- “IAS 24”)

Key management personnel of the Company - included together with other entities, in the said definition of “Related Parties” mentioned in IAS 24, include some members of senior management.

a.	Transactions with related parties:

1):

	Year ended on December 31,
	2018	2017	2016
	USD in thousands
Preparation of patents			18
Benefits to related parties:
Payroll and related expenses to related parties employed by the Company* (2018 and 2017: 1 recipients, 2016 : 3 recipients)	621	478	377
Compensation to directors not employed by the Company (2018:8 recipients, 2017: 3 recipients, 2016: 4 recipients) **	131	71	52
Compensation to a director employed by the Company			14
Directors’ and Officers’ insurance	91	71	61

*	Includes granted options benefit aggregated to USD 24 thousand, USD 11 thousand and USD 20 thousand for the years ended December 31, 2018, 2017 and 2016, respectively. As for the method used to determine the said value and the assumptions used in calculation thereof, see Note 13 C.
**	Includes granted options benefit aggregated to USD 47 thousand, USD 11 thousand and USD 6 thousand for the years ended December 31, 2018, 2017 and 2016, respectively. As for the method used to determine the said value and the assumptions used in calculation thereof, see Note 13 C.

2)	Compensation to key management personnel

The compensation to key management personnel for employment services they provide to the Company is as follows:

	Year ended on December 31,
	2018	2017	2016
	USD in thousands
For employment services:
Payroll and other short-term benefits	*597	**467	330
Share based payments	24	11	19
	621	478	349

*	Including provision for bonus of approximately USD 88 thousand and provision for termination of employment of approximately USD 158 thousand.

**	Including provision for bonus of approximately USD 56 thousand.

3)	Indemnification, exemption and insurance for directors and officers of the Company

a.	The Company provides its directors and officers with an obligation for indemnification and exemption.

b.

The Company has a directors and officers’ liability insurance policy covering all Company’s directors and officers. The Company currently has directors’ and officers’ liability insurance providing total coverage of $5 million for the benefit of all of our directors and officers, in respect of which the Company is charged a twelve-month premium of $100 thousand, and which includes a deductible of up to $200,000 per claim, other than securities related claims filed in the U.S. or Canada, for which the deductible shall not exceed $750,000. The policy should be approved by the Company’s shareholders.

b.	Balances with related parties:

	December 31,
	2018	2017
	USD in thousands
Current liabilities, presented in the balance sheets among “other current liabilities”:
Directors fee	25	16
Provision for bonus and for termination of employment	246	56
	271	72

c.	As to options granted to related parties, see Note 13 C.